Finance and other costs - Detailed Information about Finance and Other Costs (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Finance and other costs [abstract]
Interest expense on financial liabilities at amortised cost	[1]	₨ 47,124	$ 621	₨ 51,844	₨ 56,175
Unwinding of discount on provisions		777	10	721	962
Net foreign exchange loss/(gain) on borrowings and creditors for capital expenditure		1,455	19	(180)	4,789
Transaction costs paid to the ultimate parent company				1,032
Other finance costs		2,985	39	2,502	2,588
Net interest on defined benefit arrangements		212	3	194	212
Capitalisation of finance costs	[2]	(3,126)	(41)	(3,158)	(10,169)
Finance and other costs		₨ 49,427	$ 651	₨ 52,955	₨ 54,557

[1]	Includes interest expense on lease liabilities for the year ended March 31, 2020, March 31, 2021 and March 31, 2022 of ₹ 247 million, ₹ 278 million and ₹ 136 million ($ 2 million)
[2]	Interest rate of 7.49%, 6.91% and 7.87% was used to determine the amount of general borrowing costs eligible for capitalization in respect of qualifying asset for the year ended March 31, 2020, March 31, 2021 and March 31, 2022 respectively.